Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000237474
Shareholder Report [Line Items]
Trading Symbol	BUYW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Main BuyWrite ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mainmgtetfs.com/buyw/. You can also request this information by contacting us at 1-866-383-9778.
Additional Information Phone Number	1-866-383-9778
Additional Information Website	https://www.mainmgtetfs.com/buyw/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main BuyWrite ETF	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89% [1]
AssetsNet	$ 1,171,077,157
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 4,278,616
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,171,077,157
Number of Portfolio Holdings	18
Advisory Fee (net of waivers)	$4,278,616
Portfolio Turnover	1%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Index Option	-8.2%
Equity Option	-5.7%
Money Market Funds	1.1%
Fixed Income	1.2%
Equity	111.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Portfolio S&P 500 ETF	41.1%
iShares Core S&P 500 ETF	15.4%
State Street Energy Select Sector SPDR ETF	13.1%
Invesco Nasdaq 100 ETF	11.1%
State Street Communication Services Select Sector SPDR ETF	10.9%
State Street Financial Select Sector SPDR ETF	10.5%
State Street Health Care Select Sector SPDR ETF	9.3%
iShares 0-5 Year TIPS Bond ETF	1.2%
State Street Institutional Treasury Money Market Fund, Premier Class	1.1%
iShares Core S&P 500 ETF, 06/18/26 630.0 Call	-0.0%

[1]	Annualized